Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Opportunity Funds
Entity Central Index Key	0001111178
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000004623 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class A
Trading Symbol	DNLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.16%*
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 1,127,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	54.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,127	40	54.87%

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000004625 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class C
Trading Symbol	DLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.87%*
*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.87%	[2]
Net Assets	$ 1,127,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	54.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,127	40	54.87%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000004626 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class I
Trading Symbol	DLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.93%*
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.93%	[3]
Net Assets	$ 1,127,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	54.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,127	40	54.87%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000162241 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Natural Resources Fund
Class Name	Class Y
Trading Symbol	DLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Natural Resources Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[4]
Net Assets	$ 1,127,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	54.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,127	40	54.87%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.